Note Restrictions on cash and due from banks and certain securities - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure - Restrictions on Cash and Due from Banks and Certain Securities - Additional Information [Abstract]
Average Reserve Required With Federal Reserve Bank	$ 1,600	$ 1,400
Restricted Cash And Cash Equivalents	$ 62	$ 41